UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6014

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Connecticut Municipal Money Market Fund, Inc.
February 28, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--101.0%	Rate (%)		Date	Amount ($)	Value ($)

Connecticut--92.8%
Beacon Falls,
BAN		4.00	7/26/07	1,000,000	1,001,928
Bethel,
GO Notes, BAN		4.50	7/31/07	2,223,000	2,229,795
Bristol,
GO Notes		4.50	7/15/07	560,000	561,974
Connecticut,
Clean Water Fund Revenue		5.80	10/1/07	700,000	709,193
Connecticut,
GO Notes		6.00	3/1/07	1,385,000	1,385,000
Connecticut,
GO Notes		5.00	3/15/07	250,000	250,121
Connecticut,
GO Notes		5.30	3/15/07	125,000	125,083
Connecticut,
GO Notes		5.50	3/15/07	100,000	100,067
Connecticut,
GO Notes, Refunding		4.25	6/15/07	395,000	395,784
Connecticut,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)		3.65	3/7/07	1,000,000 a	1,000,000
Connecticut,
GO Notes (Putters Program)
(Insured; FGIC and Liquidity
Facility; PB Capital Finance
Inc.)		3.68	3/7/07	14,690,000 a,b	14,690,000
Connecticut,
Second Lien Special Tax
Obligation (Transportation
Infrastructure Purposes)
(Insured; FSA and Liquidity
Facility; Bank of America)		3.50	3/7/07	500,000 a	500,000
Connecticut,
Second Lien Special Tax
Obligation, Refunding
(Transportation Infrastruture
Purposes) (Insured; AMBAC and
Liquidity Facility;
Westdeutsche Landesbank)		3.53	3/7/07	7,690,000 a	7,690,000
Connecticut,
Special Tax Obligation,
Refunding (Transportation
Infrastructure Purposes)		5.25	9/1/07	190,000	191,450
Connecticut Development Authority,
Airport Hotel Revenue,

Refunding (Bradley Airport
Hotel Project) (LOC; TD
Banknorth, N.A.)	3.68	3/7/07	3,345,000 a	3,345,000
Connecticut Development Authority,
IDR (Energy Network Sina
Project) (LOC; Bank of America)	3.54	3/7/07	4,300,000 a	4,300,000
Connecticut Development Authority,
IDR (Imperial Electric
Assembly Project) (LOC;
Wachovia Bank)	3.80	3/7/07	1,420,000 a	1,420,000
Connecticut Development Authority,
IDR (Lapham-Hickey Steel Corp.
Project) (LOC; Bank of
Montreal)	3.76	3/7/07	4,995,000 a	4,995,000
Connecticut Development Authority,
IDR, Refunding (Capitol
District Energy Project) (LOC;
Bank of Nova Scotia)	3.54	3/7/07	5,000,000 a	5,000,000
Connecticut Development Authority,
Solid Waste Disposal Facility
Revenue (Rand-Whitney
Containerboard Limited
Partnership Project) (LOC;
Bank of Montreal)	3.56	3/7/07	7,945,000 a	7,945,000
Connecticut Development Authority,
Water Facility Revenue,
Refunding (Connecticut Water
Company Project) (LOC;
Citizens Bank of Rhode Island)	3.54	3/7/07	200,000 a	200,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Central Connecticut Coast
YMCA Issue) (LOC; Citizens
Bank of Rhode Island)	3.67	3/7/07	4,115,000 a	4,115,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; The Bank of New York)	3.66	3/7/07	5,880,000 a	5,880,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (LOC; Comerica
Bank)	3.63	3/7/07	200,000 a	200,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Greater Hartford YMCA Issue)
(Insured; AMBAC and Liquidity
Facility; Bank of America)	3.64	3/7/07	2,535,000 a	2,535,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Family YMCA Issue)
(LOC; The Bank of New York)	3.66	3/7/07	5,000,000 a	5,000,000
Connecticut Health and Educational
Facilities Authority, Revenue

(Kingswood-Oxford School
Issue) (LOC; Allied Irish
Banks)	3.64	3/7/07	500,000 a	500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University
Issue) (LOC; Bank of America)	3.65	3/7/07	5,785,000 a	5,785,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Taft School Issue) (LOC;
Wachovia Bank)	3.53	3/7/07	5,655,000 a	5,655,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of New Haven
Issue) (LOC; Wachovia Bank)	3.65	3/7/07	500,000 a	500,000
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	3.90	5/15/07	150,000	150,074
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program) (Insured;
AMBAC and Liquidity Facility;
FHLB)	3.68	3/7/07	1,700,000 a	1,700,000
Connecticut Housing Finance
Authority, Revenue (GIC;
Rabobank Nederland and
Liquidity Facility; Merrill
Lynch)	3.70	3/7/07	115,000 a,b	115,000
Connecticut Housing Finance
Authority, Revenue (Liquidity
Facility; Citibank NA)	3.71	3/7/07	6,410,000 a,b	6,410,000
Connecticut Housing Finance
Authority, Revenue (Liquidity
Facility; FHLMC)	3.58	3/7/07	8,078,000 a	8,078,000
Danbury,
GO Notes, BAN	4.50	8/3/07	1,000,000	1,003,194
Hamden,
GO Notes, BAN	4.00	7/27/07	2,300,000	2,303,604
Ledyard,
GO Notes, BAN	4.00	7/16/07	2,000,000	2,003,587
Milford,
GO Notes, BAN	4.00	5/4/07	1,450,000	1,451,260
Milford,
GO Notes, BAN	4.00	11/2/07	1,000,000	1,003,055
Monroe,
GO Notes, BAN	4.50	3/16/07	750,000	750,298
New Britain,
GO Notes (Insured; AMBAC and
Liquidity Facility; Bank of
Nova Scotia)	3.66	3/7/07	3,010,000 a	3,010,000
New Haven,
CP (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.53	3/7/07	4,500,000	4,500,000
New Haven,
CP (LOC; Landesbank

Hessen-Thuringen Girozentrale)	3.50	4/4/07	2,000,000	2,000,000
Newtown,
GO Notes (Insured; FSA)	4.50	6/15/07	475,000	476,279
Northeast Tax Exempt Bond Grantor
Trust, Revenue (LOC; Bank of
America)	3.79	3/7/07	3,533,000 a,b	3,533,000
Plainfield,
GO Notes, BAN	4.00	7/9/07	2,000,000	2,002,156
Redding,
GO Notes, BAN	3.88	7/31/07	2,160,000	2,163,308
Regional School District Number
Five, GO Notes, BAN	4.25	11/28/07	1,000,000	1,005,253
Regional School District Number
Ten, GO Notes, BAN	4.50	8/13/07	1,295,000	1,299,626
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; Wachovia Bank)	3.70	3/7/07	1,520,000 a	1,520,000
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; MBIA and
Liquidity Facility; JPMorgan
Chase Bank)	3.50	3/7/07	4,100,000 a	4,100,000
Southeastern Connecticut Water
Authority, Working Capital and
Organizational Fund Notes	4.00	3/9/07	500,000	500,053
University of Connecticut,
GO Notes	4.25	4/1/07	125,000	125,070

U.S. Related--8.2%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citigroup Global
Market Holding and LOC;
Citigroup Global Market
Holding)	3.70	3/7/07	1,000,000 a,b	1,000,000
Puerto Rico Government Development
Bank, Senior Notes (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.73	3/7/07	10,740,000 a,b	10,740,000
Puerto Rico Public Buildings
Authority, Revenue, Refunding
(Insured; FSA)	5.50	7/1/07	200,000	201,282
Puerto Rico Public Finance
Corporation, Revenue
(Commonwealth Appropriation)
(Insured; AMBAC)	5.00	6/1/07	300,000	301,073

Total Investments (cost $151,650,567)			101.0%	151,650,567
Liabilities, Less Cash and Receivables			(1.0%)	(1,574,871)
Net Assets			100.0%	150,075,696

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $36,488,000 or 24.3% of net assets.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment In Lieu Of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)